BREAKDOWN OF EXPENSES - Disclosure of breakdown of expenses (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Interest and accretion	$ 18,877	$ 14,760
Stock-based compensation	0	1,144,342	$ 479,107
Total	2,345,980	3,320,081	1,596,658
Total	233,265	985,006	386,044
General and Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Accounting and audit fees	223,247	80,162	67,282
Amortization	286,743	143,783	41,201
Consulting fees	143,539	456,296	275,182
General office expenses	153,403	205,710	111,394
Insurance	39,007	21,837	11,928
Interest and accretion	18,877	14,760	20,449
Legal fees	77,011	191,686	74,528
Management fees	311,535	118,000	110,125
Rent	47,317	42,822	35,325
Stock-based compensation	0	1,144,342	479,107
Transfer agent and filing fees	59,385	82,825	77,919
Wages, salaries and benefits	985,916	817,858	292,218
Total	2,345,980	3,320,081	1,596,658
Research and Development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Labor	182,774	930,269	386,044
Materials	50,491	54,737	0
Total	$ 233,265	$ 985,006	$ 386,044